Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Tables)	6 Months Ended
Jun. 30, 2014
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Tables) [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended June 30,
	2013	2014
Income:
Net income	$4,486	$(415)

Basic Earnings per share:
Weighted average common shares outstanding, basic	2,432,907	6,867,971
Weighted average common shares outstanding, diluted	2,433,978	6,867,971
Basic and diluted Earnings / (loss) per share	$1.84	$(0.06)

Common Shares Outstanding [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Tables) [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended June 30,
	2013	2014
Earnings / (loss) per share, basic and diluted before reverse stock split	$0.26	$(0.01)
Reverse stock split impact on Earnings / (loss) per share, basic and diluted	$1.58	$(0.05)
Earnings / (loss) per share, basic and diluted after reverse stock split	$1.84	$(0.06)